Stock Option Reserve (Details 3) - $ / shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
PBI 2021 Equity Incentive Plan [Member]
Statements [Line Items]
Weighted average exercise price	$ 17.75
Weighted average remaining contractual life (in years)	9 years 9 months 14 days
PBI 2013 Option Plan [Member]
Statements [Line Items]
Weighted average exercise price		$ 165.2
Weighted average remaining contractual life (in years)		11 months 12 days
iOx Option Plan (Subsidiary Plan) [Member]
Statements [Line Items]
Weighted average exercise price	$ 15	$ 148.84
Weighted average remaining contractual life (in years)	1 year 8 months 19 days	1 year 7 months 17 days